UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     February 06, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $189,387 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCHER DANIELS MIDLAND CO      UNIT 99/99/9999  039483201     1895    50000 SH       SOLE                    50000        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362     6251   416202 SH       SOLE                   416202        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511     9531   641800 SH       SOLE                   641800        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    20485  1506250 SH       SOLE                  1506250        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390      747    59500 SH       SOLE                    59500        0        0
BLACKROCK PFD & CORPORATE IN   COM              09255J101     3235   530700 SH       SOLE                   530700        0        0
BLACKROCK PFD INCOME STRATEG   COM              09255H105    18813  2967300 SH       SOLE                  2967300        0        0
BLACKROCK PFD OPPORTUNITY TR   COM SHS          09249V103     4437   592800 SH       SOLE                   592800        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    25988  3372900 SH       SOLE                  3372900        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108     4594   566750 SH       SOLE                   566750        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    23222  2094000 SH       SOLE                  2094000        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    15109   813168 SH       SOLE                   813168        0        0
NATIONAL BK GREECE S A         ADR PRF SER A    633643507    10051   519422 SH       SOLE                   519422        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882     1280   129300 SH       SOLE                   129300        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     3047   301700 SH       SOLE                   301700        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     8039   911500 SH       SOLE                   911500        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747     6318   792744 SH       SOLE                   792744        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     4920   559754 SH       SOLE                   559754        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762     3097   369977 SH       SOLE                   369977        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    10200  1120918 SH       SOLE                  1120918        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788     3583   449583 SH       SOLE                   449583        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796     2173   245300 SH       SOLE                   245300        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879     1251   131000 SH       SOLE                   131000        0        0
SCHERING PLOUGH CORP           PFD CONV MAN07   806605705     1121     6500 SH       SOLE                     6500        0        0